Shareholder Report, Holdings (Details) - C000241955 [Member]	Mar. 31, 2025
AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
WEC Energy Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pembina Pipeline Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%